UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment [  ];  Amendment Number:
                                                ------------------
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
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Form 13F File Number:  28- 11828
                           -----
The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
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Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA             Febuary 14, 2006
----------------------                 ----------            ------------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:         ZERO
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Form 13F Information Table Entry Total:   20
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Form 13F Information Table Value Total:   300,622
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                                            (thousands)


List of Other Included Managers:          NONE
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
Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
AMERICAN INTL GROUP INC         COM       026874107  13,515   188,600  SH    SOLE        N/A         188,600     0       0
APACHE CORP                     COM       037411105  15,603   234,600  SH    SOLE        N/A         234,600     0       0
BEARINGPOINT INC                COM       074002106  11,706 1,487,400  SH    SOLE        N/A       1,487,400     0       0
BERKLEY W R CORP                COM       084423102  18,656   540,600  SH    SOLE        N/A         540,600     0       0
CVS CORP                        COM       126650100  15,687   507,500  SH    SOLE        N/A         507,500     0       0
FIDELITY NATL INFORMATION SV    COM       31620M106  20,558   512,800  SH    SOLE        N/A         512,800     0       0
FOOT LOCKER INC                 COM       344849104  16,915   771,300  SH    SOLE        N/A         771,300     0       0
HOSPIRA INC                     COM       441060100  16,014   476,900  SH    SOLE        N/A         476,900     0       0
KINGSWAY FINL SVCS INC          COM       496904103  10,160   487,300  SH    SOLE        N/A         487,300     0       0
LANDAMERICA FINL GROUP INC      COM       514936103  11,783   186,700  SH    SOLE        N/A         186,700     0       0
LOWES COS INC                   COM       548661107  15,435   495,500  SH    SOLE        N/A         495,500     0       0
NASH FINCH CO                   COM       631158102  11,736   429,900  SH    SOLE        N/A         429,900     0       0
NORTEL NETWORKS CORP NEW        COM NEW   656568508  16,283   609,170  SH    SOLE        N/A         609,170     0       0
NRG ENERGY INC                  COM NEW   629377508  17,341   309,600  SH    SOLE        N/A         309,600     0       0
NTL INC DEL                     COM       62941W101  13,713   543,300  SH    SOLE        N/A         543,300     0       0
QUALCOMM INC                    COM       747525103  15,947   422,000  SH    SOLE        N/A         422,000     0       0
SUPERVALU INC                   COM       868536103  20,006   559,600  SH    SOLE        N/A         559,600     0       0
THERMO FISHER SCIENTIFIC INC    COM       883556102  12,595   278,100  SH    SOLE        N/A         278,100     0       0
US AIRWAYS GROUP INC            COM       90341W108  11,508   213,700  SH    SOLE        N/A         213,700     0       0
WAL MART STORES INC             COM       931142103  15,461   334,800  SH    SOLE        N/A         334,800     0       0

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                      TOTAL MARKET VALUE            300,622
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